Investments - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 03, 2018	Dec. 31, 2018	Dec. 31, 2017
Investments with investee names [line items]
Proceeds from disposal of investments and other		$ 24,770	$ 14,352
Equinox Gold Corp. [member]
Investments with investee names [line items]
Proceeds from disposal of investments and other	$ 18,300